Equity - Share options, fair value assumptions (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Expected life (years)	4 years	4 years
Expected volatility	64.00%	70.00%
Risk-free interest rate	2.00%	1.00%